Acquisitions and Disposals - Summary of Business Acquisitions and Disposals (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Oct. 01, 2019	Jul. 26, 2019
Ice Cream [member] | Carozzi [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Jul. 15, 2020
Acquired/disposed business	Sold the Ice Cream business in Chile to Carozzi.
The Laundress [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jan. 28, 2019
Acquired/disposed business		Acquired the Laundress, a global premium eco-friendly laundry care business in the US. The acquisition expands our portfolio into the premium home care market.
Graze [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Feb. 05, 2019
Acquired/disposed business		Acquired Graze, the leading healthy snacking business in the UK. The acquisition accelerates our presence in the healthy snacking and out of home markets.
Alsa Baking [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Mar. 01, 2019
Acquired/disposed business		Sold the global Alsa baking and dessert business to Dr. Oetker.
Garancia [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Apr. 05, 2019
Acquired/disposed business		Acquired Garancia, a derma-cosmetic business in France. The acquisition strengthens our prestige portfolio in the pharmacy channel.
Olly Nurtrition [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		May 21, 2019
Acquired/disposed business		Acquired Olly Nutrition, a US based vitamins, minerals and supplements business that accelerates our presence and competitiveness in the wellness market.
Fluocaril And Parogencyl [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jun. 28, 2019
Acquired/disposed business		Acquired Fluocaril and Parogencyl oral care businesses in France and Spain. The acquisition complements our existing oral care portfolio and strengthens our distribution in the European pharmacy channel.
Tatcha [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage					95.00%
Deal completion date		Jul. 26, 2019
Acquired/disposed business		Acquired 95% of Tatcha, a leading prestige skin care business in the US. Tatcha is a modern skin care brand with a focus on natural ingredients, product experience, premium design and packaging quality.
Astrix [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Aug. 30, 2019
Acquired/disposed business		Acquired Astrix, a personal and home care business in Bolivia that further strengthens our local market competitiveness.
Lenor [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				70.00%
Deal completion date		Oct. 01, 2019
Acquired/disposed business		Acquired 70% of Lenor, a premium skin care business based in Japan. The acquisition expands our portfolio into Japanese beauty, premium face and derma care in Japan and China.
Frufru [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				75.00%
Deal completion date		Oct. 01, 2019
Acquired/disposed business		Acquired 75% of FruFru, a healthy food business in Romania which accelerates our local presence and competitiveness in the healthy food market.
Bangladesh Horlicks Acquisition [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage			82.00%
Deal completion date	Jun. 30, 2020
Acquired/disposed business	The Group acquired 82% of GlaxoSmithKline Bangladesh Limited, a health food drink business in Bangladesh. The Bangladesh Horlicks Acquisition was a separate transaction to the Main Horlicks Acquisition.
Vwash [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Jun. 25, 2020
Acquired/disposed business	Acquired Vwash, a leading intimate hygiene business in India. The acquisition complements our beauty and personal care portfolio and increase our presence in fast-growing segments in India.
Main Horlicks Acquisition [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Apr. 01, 2020
Acquired/disposed business	Acquired the health food drinks business of GlaxoSmithKline plc in India and 20 other predominantly Asian markets (“the Main Horlicks Acquisition”). The acquisition added leading brands such as Horlicks and Boost in certain markets, increasing Unilever’s presence in functional nutrition. As a significant acquisition for the Group, further details are disclosed separately below.
SmartyPants Vitamins [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Dec. 23, 2020
Acquired/disposed business	Acquired SmartyPants Vitamins, a vitamin, mineral and supplement company based in the US. The acquisition complements Unilever’s existing portfolio in functional nutrition.
Liquid IV [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Oct. 01, 2020
Acquired/disposed business	Acquired Liquid IV, a US-based health-science nutrition and wellness company, known for its portfolio of electrolyte drink mixes that enhance rapid hydration. This acquisition increases our presence in functional nutrition.